Share Option and Warrant Reserves (Tables)	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Information
Disclosure of share option activity
	Number of share options	Weighted average exercise price ($/option)
Outstanding, December 31, 2020	8,141,004	$2.67
Granted	1,405,000	1.03
Exercised	(5,834)	0.86
Expired	(1,685,048)	3.62
Forfeited	(1,103,125)	2.04
Outstanding, December 31, 2021	6,751,997	$2.00
Granted	3,430,000	1.00
Expired	(511,972)	4.93
Forfeited	(633,436)	1.89
Outstanding, June 30, 2022	9,036,589	$1.46
	Options outstanding			Options exercisable
Exercise price ($/option)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)
$0.56 – $1.95	6,185,969	1.12	3.97	3,140,970	1.22	3.39
$2.05 – $3.26	2,847,703	2.19	3.06	2,847,703	2.19	3.06
$8.23	2,917	8.23	0.20	2,917	8.23	0.20
	9,036,589	1.46	3.68	5,991,590	1.68	3.23

Disclosure of share-based payments
	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Recognized in net loss (earnings) and included in:
Exploration and evaluation costs	$195	$142	$327	$349
Fees, salaries and other employee benefits	433	478	800	1,184
Total share-based compensation expense	$628	$620	$1,127	$1,533

Disclosure of assumptions
	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Risk-free interest rate	2.79%	1.01%	2.20%	1.01%
Expected dividend yield	Nil	Nil	Nil	Nil
Share price volatility	67%	68%	67%	68%
Expected forfeiture rate	15%	0%	5%	0%
Expected life in years	5.0	4.9	5.0	4.9

Disclosure of warrant activity
	Warrants outstanding	Weighted average exercise price ($/share)
Outstanding at December 31, 2020	1,626,740	$1.66
Issued	7,461,450	1.20
Exercised	(101,042)	1.46
Expired	(775,695)	1.42
Outstanding at December 31, 2021	8,211,453	$1.27
Expired	(412,190)	1.11
Outstanding at June 30, 2022	7,799,263	$1.28
Expiry date	Warrants outstanding	Exercise price ($/share)
September 12, 2022	337,813	2.96
October 6, 2024	5,085,670	1.20
October 12, 2024	2,375,780	1.20
Total	7,799,263	1.28